Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

May 31, 2018

Dates Covered
Collections Period	05/01/18 - 05/31/18
Interest Accrual Period	05/15/18 - 06/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/18	133,469,171.17	12,054
Yield Supplement Overcollateralization Amount 04/30/18	2,219,672.27	0
Receivables Balance 04/30/18	135,688,843.44	12,054
Principal Payments	7,559,554.89	270
Defaulted Receivables	211,999.95	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/18	2,026,555.53	0
Pool Balance at 05/31/18	125,890,733.07	11,768

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	16.98%

Prepayment ABS Speed	1.22%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	7,224,758.61

Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	5.45%
Weighted Average Remaining Term	29.71

Delinquent Receivables:
Past Due 31-60 days	2,762,634.65	186
Past Due 61-90 days	705,514.51	48
Past Due 91-120 days	208,245.50	13
Past Due 121+ days	0.00	0
Total	3,676,394.66	247

Total 31+ Delinquent as % Ending Pool Balance	2.92%

Recoveries	140,655.58

Aggregate Net Losses/(Gains) - May 2018	71,344.37

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.63%
Prior Net Losses Ratio	0.36%
Second Prior Net Losses Ratio	0.73%
Third Prior Net Losses Ratio	0.74%
Four Month Average	0.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.52%

Flow of Funds	$ Amount

Collections	8,144,781.17
Advances	577.32
Investment Earnings on Cash Accounts	12,831.43
Servicing Fee	(113,074.04)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,045,115.88

Distributions of Available Funds
(1) Class A Interest	153,275.18
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	353,679.49
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,224,758.61
(7) Distribution to Certificateholders	288,225.60
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,045,115.88

Servicing Fee	113,074.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 05/15/18	126,244,412.56
Principal Paid	7,578,438.10
Note Balance @ 06/15/18	118,665,974.46

Class A-1
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-2a
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-2b
Note Balance @ 05/15/18	0.00
Principal Paid	0.00
Note Balance @ 06/15/18	0.00
Note Factor @ 06/15/18	0.0000000%

Class A-3
Note Balance @ 05/15/18	27,024,412.56
Principal Paid	7,578,438.10
Note Balance @ 06/15/18	19,445,974.46
Note Factor @ 06/15/18	9.5323404%

Class A-4
Note Balance @ 05/15/18	84,410,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	84,410,000.00
Note Factor @ 06/15/18	100.0000000%

Class B
Note Balance @ 05/15/18	14,810,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	14,810,000.00
Note Factor @ 06/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	178,452.18
Total Principal Paid	7,578,438.10
Total Paid	7,756,890.28

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.91871%
Coupon	2.19871%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	30,177.26
Principal Paid	7,578,438.10
Total Paid to A-3 Holders	7,608,615.36

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2526864
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.7309877
Total Distribution Amount	10.9836741

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1479277
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.1492064
Total A-3 Distribution Amount	37.2971341

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	46.67
Noteholders' Principal Distributable Amount	953.33

Account Balances	$ Amount

Advances
Balance as of 04/30/18	30,010.05
Balance as of 05/31/18	30,587.37
Change	577.32

Reserve Account
Balance as of 05/15/18	1,806,189.65
Investment Earnings	2,526.96
Investment Earnings Paid	(2,526.96)
Deposit/(Withdrawal)	-
Balance as of 06/15/18	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65